Other Income - Schedule of Other Income (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Other Revenue
Gain from foreign exchange arise from bank remittance transaction	$ 21,558	$ 3,021	$ 26,316	$ 14,421
Bank interest			15
Other Income	$ 21,558	$ 3,021	$ 26,331	$ 14,421